Derivative Warrants Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
Weighted average of inputs	As of February 18,	As of December 31,
	2019*	2018
Share price	$0.34	$0.33
Exercise price	$1.08	$1.02
Expected volatility	52.1%	73.7%
Risk-free interest	0.45%	0.48%
Dividend yield	0%	0%
Expected life of up to (years)	0.87	0.16
*	On February 18, 2019, the Company modified the expiration date of 9,752,984 and 2,028,568 outstanding Series B warrants from February 28, 2019 and May 16, 2019, respectively, both to December 31, 2019.

Share-based Payment Arrangement, Activity [Table Text Block]
Warrants	Issuance Date	Outstanding and Exercisable as of December 31, 2018	Exercise Price Per Share	Exercisable Through

Series B (11B(a))	Mar-2016	9,752,984	NIS4 ($1.53)	December 2019
Series B (11B(a))	May-2016	2,028,568	NIS4 ($1.53)	December 2019
Series E (11B(a))	Oct-2016	2,687,197	NIS3 ($0.86)	October 2019